Schedule of Reconciliation for Income Taxes (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
US federal statutory income tax rate	(21.00%)	(21.00%)
State tax – net of benefit	(7.00%)	(7.00%)
Non-deductible expenses, net of federal benefit	7.00%	7.00%
Increase in valuation allowance	21.00%	21.00%
Income tax expense